Consolidated Statements of Shareholders' Equity (Deficit) - USD ($) $ in Thousands	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	AOCI Attributable to Parent [Member]	Parent [Member]	Noncontrolling Interest [Member]	Total
Balance (in shares) at Dec. 31, 2017	22,530,702
Balance at Dec. 31, 2017	$ 2	$ 151,147	$ (123,891)	$ (182)	$ 27,076	$ 960	$ 28,036
Issuance of ordinary shares (in shares)	739,095
Issuance of ordinary shares		13,245			13,245		13,245
Share-based compensation (Note 9) (in shares)	(85,185)
Share-based compensation (Note 9)		6,558			6,558	2	6,560
Foreign currency translation adjustment gain (loss)				224	224	27	251
Net loss			(54,869)		(54,869)	(2,605)	(57,474)
Balance (in shares) at Dec. 31, 2018	23,184,612
Balance at Dec. 31, 2018	$ 2	170,950	(178,760)	42	(7,766)	(1,616)	(9,382)
Issuance of ordinary shares (in shares)	4,588,574
Issuance of ordinary shares	$ 1	68,565			68,566		68,566
Share-based compensation (Note 9) (in shares)	112,427
Share-based compensation (Note 9)		2,101			2,101		2,101
Foreign currency translation adjustment gain (loss)				98	98	(2)	96
Net loss			(38,085)		(38,085)	(2,248)	(40,333)
Capital contribution from noncontrolling interests		5,941			5,941	4,142	10,083
Capital contribution shared by noncontrolling interests		(578)			(578)	578
Balance (in shares) at Dec. 31, 2019	27,885,613
Balance at Dec. 31, 2019	$ 3	246,979	(216,845)	140	30,277	854	31,131
Issuance of ordinary shares (in shares)	11,238,590
Issuance of ordinary shares	$ 1	111,593			111,594		111,594
Share-based compensation (Note 9) (in shares)	17,710
Share-based compensation (Note 9)		7,946			7,946	225	8,171
Foreign currency translation adjustment gain (loss)				(437)	(437)	(93)	(530)
Net loss			(60,973)		(60,973)	(2,848)	(63,821)
Capital contribution from noncontrolling interests						80	80
Capital contribution shared by noncontrolling interests		(67)			(67)	67
Balance (in shares) at Dec. 31, 2020	39,141,913
Balance at Dec. 31, 2020	$ 4	$ 366,451	$ (277,818)	$ (297)	$ 88,340	$ (1,715)	$ 86,625